UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/29/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—104.9%
Alabama—4.1%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500%	04/01/2041	$23,111,000
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125	12/01/2025	372,957
210,000	Cooperative District, AL Fort Deposit[1]	6.000	02/01/2036	193,421
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750	02/01/2029	3,802,820
180,000	Greater Montgomery, AL Educational Building Authority (Huntingdon College)[1]	5.100	05/01/2016	180,016
4,000,000	Jefferson County, AL Sewer[1]	7.000	10/01/2051	5,002,080
20,000,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	14,808,800
20,185,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2046	15,141,576
8,750,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	6,935,775
8,000,000	Jefferson County, AL Sewer[1]	6.000	10/01/2042	9,413,920
7,500,000	Jefferson County, AL Sewer[1]	6.500	10/01/2053	9,098,775
				88,061,140

Alaska—0.0%
750,000	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120	08/01/2031	178,785
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875	12/01/2027	165,036
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2032	85,601
				429,422

Arizona—2.4%
200,000	Centerra, AZ Community Facilities District[1]	5.150	07/15/2031	200,260
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.900	07/15/2022	1,058,604
330,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.125	07/15/2027	342,045
500,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	6.200	07/15/2032	517,280
305,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.450	07/15/2021	305,769
200,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.625	07/15/2025	200,406
450,000	Estrella Mountain Ranch, AZ Community Facilities District[1]	5.800	07/15/2030	450,819
417,000	Festival Ranch, AZ Community Facilities District[1]	5.750	07/01/2032	422,571
595,000	Festival Ranch, AZ Community Facilities District[1]	5.800	07/15/2032	615,289
250,000	Gladden Farms, AZ Community Facilities District[1]	5.500	07/15/2031	251,447
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500	04/20/2041	197,624
350,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500	07/01/2022	361,942
200,000	Marley Park, AZ Community Facilities District[1]	5.300	07/15/2031	200,366
288,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300	07/01/2030	288,320

1 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$980,000	Palm Valley, AZ Community Facility District No. 3[1]	5.800%	07/15/2032	$995,798
375,000	Palm Valley, AZ Community Facility District No. 3[1]	5.300	07/15/2031	375,844
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000	01/01/2029	748,650
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	504,265
1,000,000	Phoenix, AZ IDA (Great Hearts Academies)[1]	6.300	07/01/2042	1,108,210
8,500,000	Phoenix, AZ IDA (Rowan University)[1]	5.250	06/01/2034	9,817,670
2,960,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375	07/01/2031	3,203,667
1,515,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.000	07/01/2026	1,526,726
3,905,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500	07/01/2037	3,983,334
1,020,000	Pima County, AZ IDA (Christian Senior Living)[1]	5.050	01/01/2037	1,022,162
500,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[1]	6.250	06/01/2026	501,240
1,430,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	1,410,895
500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.750	04/01/2036	500,685
250,000	Pima County, AZ IDA (Paradise Education Center)[1]	6.000	06/01/2036	250,312
355,000	Pima County, AZ IDA (Paradise Education Center)[1]	5.875	06/01/2033	349,849
2,595,000	Pima County, AZ IDA (Phoenix Advantage Charter School)	5.600	07/01/2023	2,548,056
650,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.750	12/01/2037	652,477
500,000	Pima County, AZ IDA (Sonoran Science Academy)[1]	5.670	12/01/2027	502,685
760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000	06/01/2037	692,550
250,000	Pima County, AZ IDA (Valley Academy)[1]	6.500	07/01/2038	263,823
500,000	Quail Creek, AZ Community Facilities District[1]	5.550	07/15/2030	501,155
1,000,000	Rio Rico, AZ Fire District[1]	7.000	07/01/2030	1,209,180
6,500,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2037	8,127,145
3,000,000	Salt Verde, AZ Financial Corp.[1]	5.000	12/01/2032	3,682,080
100,000	Salt Verde, AZ Financial Corp.[1]	5.500	12/01/2029	126,448
14,000	Show Low Bluff, AZ Community Facilities District Special Assessment	5.200	07/01/2017	14,274
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,684,029
500,000	Westpark, AZ Community Facilities District[1]	5.250	07/15/2031	501,180
				52,217,131

Arkansas—0.1%
1,870,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250	02/01/2038	1,112,295

California—13.0%
675,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	767,070
1,510,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.250	09/01/2040	1,569,328
775,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[1]	6.000	09/01/2029	805,953
1,000,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000	09/01/2026	1,045,200
2,340,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.000	09/01/2025	2,446,166
7,000,000	CA County Tobacco Securitization Agency	5.312 [5]	06/01/2046	880,530
8,000,000	CA County Tobacco Securitization Agency	7.750 [5]	06/01/2046	486,560

2 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$5,000	CA County Tobacco Securitization Agency	7.234%	[5]	06/01/2033	$1,877
6,000,000	CA County Tobacco Securitization Agency	6.650 [5]		06/01/2046	184,140
38,650,000	CA County Tobacco Securitization Agency	7.550 [5]		06/01/2055	274,028
129,820,000	CA County Tobacco Securitization Agency	6.700 [5]		06/01/2050	2,580,822
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	5,049,700
50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	50,495
21,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	21,208,110
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700 [2]		06/01/2046	162,203
93,000,000	CA County Tobacco Securitization Agency (TASC)	6.650 [5]		06/01/2046	3,772,080
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	3,865,455
10,000,000	CA GO1	5.000		09/01/2032	12,266,600
10,000,000	CA GO1	5.000		09/01/2034	12,182,000
5,000,000	CA GO1	5.000		09/01/2045	6,061,400
10,000,000	CA GO1	5.000		09/01/2034	12,378,100
24,700,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.300 [2]		06/01/2037	24,837,826
110,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.046 [5]		06/01/2047	4,210,800
20,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/ SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	22,857,400
25,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	26,365
10,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	15,021,700
350,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	502,278
250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500		11/01/2039	314,150
2,080,000	CA Public Works[1]	6.625		11/01/2034	2,088,154
450,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	523,593
1,000,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000		10/01/2033	1,060,810
7,000,000	CA Silicon Valley Tobacco Securitization Authority	9.800 [5]		06/01/2036	2,214,380
14,000,000	CA Silicon Valley Tobacco Securitization Authority	8.840 [5]		06/01/2047	1,153,040
1,745,000	CA Statewide CDA (Aspire Public Schools)[1]	6.000		07/01/2040	1,976,195
2,350,000	CA Statewide CDA (Orinda Wilder)[1]	5.000		09/01/2030	2,702,006
1,450,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2032	1,704,649
885,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2033	1,036,839
9,985,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875		02/15/2034	11,497,428
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	624,053
2,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.250		09/01/2037	2,027,300
1,000,000	Davis, CA Special Tax Community Facilities District No. 2007-2[1]	5.200		09/01/2027	1,015,420
950,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250		09/01/2037	962,426
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001 [5]		06/01/2057	2,810,947
360,655,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.000 [5]		06/01/2057	4,641,630

3 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)[1]	6.000%	09/01/2043	$3,323,512
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375 [2]	09/01/2032	1,080,850
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300 [2]	09/01/2030	542,425
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150 [2]	09/01/2027	967,801
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200 [2]	09/01/2028	1,090,270
415,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000 [2]	09/01/2025	456,508
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100 [2]	09/01/2026	411,353
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250 [2]	09/01/2029	543,380
1,000,000	Lancaster, CA Financing Authority (School District)[1]	5.000	02/01/2026	1,002,480
3,950,000	Loma Linda, CA Redevel. Agency Tax Allocation	5.250	07/01/2030	3,963,746
2,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500	11/15/2037	2,652,420
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750	09/01/2040	186,746
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000	09/01/2031	1,560,625
2,930,000	Marysville, CA (Fremont-Rideout Health)[1]	5.000	01/01/2029	3,280,545
4,010,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5[1]	5.500	09/01/2041	4,156,806
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000	09/01/2037	639,626
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000	09/01/2037	1,276,625
15,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.500	06/01/2045	14,998,950
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2032	1,459,613
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2033	1,733,820
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2034	973,242
735,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2027	748,105
550,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2026	551,166
1,510,000	Perris, CA Community Facilities District Special Tax No. 2001[1]	5.000	09/01/2037	1,512,341
620,000	Perris, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2037	620,558
1,770,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2033	2,076,865
3,150,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2034	3,684,870
1,260,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350	09/01/2036	1,268,316
1,000,000	Roseville, CA Natural Gas Finance Authority[1]	5.000	02/15/2025	1,186,690
10,000,000	San Francisco, CA City & County COP[6]	5.000	10/01/2033	11,537,168

4 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000%	08/01/2041	$446,810
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2041	316,523
1,620,000	San Gorgonio, CA Memorial Health Care District[1]	7.000	08/01/2027	1,750,297
350,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500	05/01/2031	412,643
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	2,612,397
1,880,000	Santa Cruz, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2035	2,222,837
52,555,000	Silicon Valley CA Tobacco Securitization Authority	9.140 [5]	06/01/2047	6,753,318
13,675,000	Southern CA Tobacco Securitization Authority	6.400 [5]	06/01/2046	301,807
47,250,000	Southern CA Tobacco Securitization Authority	7.100 [5]	06/01/2046	971,460
100,000	Victor Valley, CA Union High School District[1]	5.050	09/01/2025	100,543
1,160,000	Victor Valley, CA Union High School District[1]	5.100	09/01/2035	1,162,610
				280,385,873

Colorado—2.5%
3,775,000	CO Broomfield Village Metropolitan District No. 2[1]	6.250	12/01/2032	3,717,356
125,000	CO E-470 Public Highway Authority	6.814 [5]	09/01/2025	97,829
4,250,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1]	6.450	11/01/2040	4,785,372
500,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750	12/01/2036	358,740
1,000,000	CO Elkhorn Ranch Metropolitan District[3]	6.375	12/01/2035	651,090
730,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	807,716
221,000	CO Horse Creek Metropolitan District[1]	5.750	12/01/2036	195,472
330,000	CO Huntington Trails Metropolitan District[1]	6.250	12/01/2036	331,092
500,000	CO Liberty Ranch Metropolitan District[1]	6.250	12/01/2036	463,480
1,945,000	CO North Range Metropolitan District No. 1[1]	5.000	12/15/2024	1,953,850
1,210,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2018	1,236,983
500,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2037	506,245
750,000	CO Potomac Farms Metropolitan District	7.250	12/01/2037	530,655
107,000	CO Potomac Farms Metropolitan District	7.625 [2]	12/01/2023	76,836
335,000	CO Prairie Center Metropolitan District No. 3[1]	5.250	12/15/2021	339,955
750,000	CO Prairie Center Metropolitan District No. 3[1]	5.400	12/15/2031	759,442
10,000,000	CO Regional Transportation District Floaters[1]	0.580 [7]	06/01/2044	10,000,000
349,000	CO Silver Peaks Metropolitan District[3]	5.750	12/01/2036	233,254
1,000,000	CO Sorrell Ranch Metropolitan District[4]	6.750	12/15/2036	203,570
13,035,000	Denver, CO City & County Airport[1]	5.000	11/15/2032	13,871,847
175,000	Fairplay, CO Sanitation District[1]	5.250	12/15/2031	175,364
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000	12/01/2018	183,771
1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250	11/15/2028	1,936,055
5,000,000	Public Authority for Colorado Energy[1]	6.500	11/15/2038	7,147,400
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	548,295
250,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.125	11/01/2038	268,198
110,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.000	12/01/2033	117,858
3,824,161	Woodmen Heights, CO Metropolitan District No. 1	0.000 [2]	12/15/2041	1,924,930

5 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$1,025,237	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000%		12/01/2041	$1,039,385
					54,462,040

Connecticut—0.0%
25,000	CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG Obligated Group)[1]	5.500		07/01/2032	25,052
500,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	197,615
9,546,296	Mashantucket Western Pequot Tribe CT	4.000		07/01/2031	601,131
					823,798

Delaware—0.2%
3,172,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	3,174,252
2,271,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	2,042,492
					5,216,744

District of Columbia—0.7%
25,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	25,009
200,000	District of Columbia Ballpark[1]	5.000		02/01/2031	201,540
2,100,000	District of Columbia Center for Strategic & International Studies[1]	6.625		03/01/2041	2,389,674
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	2,258,540
4,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	4,407,539
2,510,000	District of Columbia Tobacco Settlement Financing Corp.[1,8]	6.500		05/15/2033	3,088,354
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.375	[5]	06/15/2046	3,192,974
400,000	District of Columbia University (Gallaudet University)[1]	5.500		04/01/2034	461,356
					16,024,986

Florida—10.6%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750		12/01/2030	113,349
1,815,000	Amelia Concourse, FL Community Devel. District[4]	5.750		05/01/2038	1,355,623
595,000	Arlington Ridge, FL Community Devel. District[1,8]	5.500		05/01/2036	446,173
435,000	Avignon Villages, FL Community Devel. District[4]	5.300		05/01/2014	56,724
250,000	Avignon Villages, FL Community Devel. District[4]	5.400		05/01/2037	32,600
1,805,000	Boynton Village, FL Community Devel. District Special Assessment[1]	6.000		05/01/2038	1,819,729
1,135,000	Cascades, FL Groveland Community Devel. District[1,8]	5.300		05/01/2036	1,135,454
2,320,000	Chapel Creek, FL Community Devel. District Special Assessment[4]	5.500		05/01/2038	1,380,910
1,517,000	Clearwater Cay, FL Community Devel. District[4]	5.500		05/01/2037	834,168
2,280,000	Creekside, FL Community Devel. District[4]	5.200		05/01/2038	911,726
875,000	Crosscreek, FL Community Devel. District[4]	5.500		05/01/2017	372,916
415,000	Crosscreek, FL Community Devel. District[4]	5.600		05/01/2039	177,039
600,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000		06/01/2022	600,294

6 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$655,000	Durbin Crossing, FL Community Devel. District Special Assessment[3]	5.250%		11/01/2020	$392,967
135,000	East Homestead, FL Community Devel. District[1,8]	7.250		05/01/2021	145,184
350,000	East Homestead, FL Community Devel. District[1]	5.000		11/01/2033	366,817
395,000	Escambia County, FL Health Facilities Authority[1]	5.950		07/01/2020	422,227
1,775,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	8.260		07/15/2038	355,106
5,437,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[3]	7.000		07/15/2032	1,087,726
10,440,000	FL COP (Dept. of Management Services)[6]	5.250		08/01/2028	11,504,880
1,250,000	FL HEFFA (Bethune-Cookman University)[1]	5.375		07/01/2032	1,401,512
5,390,000	FL HEFFA (Flagler College)[1]	5.250		11/01/2036	5,483,139
1,100,000	FL Lake Ashton II Community Devel. District[1]	5.375		05/01/2036	998,877
3,780,000	Flora Ridge, FL Educational Facilities Benefit District[1,8]	5.300		05/01/2037	3,806,082
880,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1,8]	5.500		05/01/2038	879,921
16,000,000	Greater Orlando, FL Aviation Authority[6]	5.000		10/01/2032	18,392,800
195,000	Heritage Isles, FL Community Devel. District[4]	7.100		10/01/2023	35,890
145,000	Hialeah, FL Hsg. Authority[1]	5.800		06/20/2033	146,823
120,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1	5.500		05/01/2036	120,017
3,155,000	Highlands, FL Community Devel. District[1]	5.550		05/01/2036	3,138,878
430,000	Indigo, FL Community Devel. District[4]	5.750		05/01/2036	262,180
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250		08/15/2027	35,854
26,005,000	Jacksonville, FL Health Facilities Authority (Genesis Health) SPEARS[1]	0.580	[7]	11/01/2032	26,005,000
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000		09/01/2037	1,117,690
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000		09/01/2029	1,427,839
485,000	Legends Bay, FL Community Devel. District[1]	5.875		05/01/2038	485,795
1,730,000	Lucaya, FL Community Devel. District[1,8]	5.375		05/01/2035	1,667,184
530,000	Madison County, FL Mtg. (Twin Oaks)	6.000		07/01/2025	317,883
1,775,000	Magnolia Creek, FL Community Devel. District[4]	5.900		05/01/2039	372,608
1,425,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350		05/01/2037	1,139,829
5,000,000	Miami-Dade County, FL School Board[1]	5.000		05/01/2027	6,116,850
790,000	Miromar Lakes, FL Community Devel. District[1]	5.375		05/01/2032	853,255
2,000,000	Miromar Lakes, FL Community Devel. District[1]	5.000		05/01/2035	2,037,600
3,325,000	Monterey/Congress, FL Community Devel. District Special Assessment[1,8]	5.375		05/01/2036	3,325,166
8,080,000	Moody River, FL Estates Community Devel. District[1,8]	5.350		05/01/2036	7,562,072
8,975,000	Myrtle Creek, FL Improvement District Special Assessment[1,8]	5.200		05/01/2037	8,985,231
335,000	Naturewalk, FL Community Devel. District[3]	5.500		05/01/2038	184,200
395,000	Naturewalk, FL Community Devel. District	5.300		05/01/2016	217,191
250,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[1]	5.500		07/01/2032	255,130
10,000,000	Orange County, FL School Board COP[6]	5.500		08/01/2034	11,492,100

7 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000%		05/01/2032	$500,692
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625		05/01/2042	1,133,290
1,250,000	Palm Bay, FL Educational Facilities (Patriot Charter School)[4]	7.000		07/01/2036	374,988
1,815,000	Palm Coast Park, FL Community Devel. District Special Assessment[1,8]	5.700		05/01/2037	1,577,616
200,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250		08/01/2016	201,034
510,000	Palm River, FL Community Devel. District[4]	5.375		05/01/2036	201,205
460,000	Palm River, FL Community Devel. District[4]	5.150		05/01/2013	181,199
1,835,000	Parkway Center, FL Community Devel. District, Series A1,8	6.125		05/01/2024	1,835,477
2,195,000	Parkway Center, FL Community Devel. District, Series A1	6.300		05/01/2034	2,169,406
1,245,000	Pine Ridge Plantation, FL Community Devel. District[8]	5.400		05/01/2037	1,095,214
1,295,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[1,8]	5.650		05/01/2037	1,352,899
415,000	Poinciana West, FL Community Devel. District Special Assessment[1]	6.000		05/01/2037	421,084
245,000	Portico, FL Community Devel. District[1,8]	5.450		05/01/2037	211,754
435,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.500		05/01/2038	195,741
2,670,000	Portofino Cove, FL Community Devel. District Special Assessment[4]	5.250		05/01/2012	1,201,393
285,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.200		05/01/2017	111,800
980,000	Portofino Landings, FL Community Devel. District Special Assessment[4]	5.400		05/01/2038	384,738
9,530,000	Renaissance Commons, FL Community Devel. District, Series A1,8	5.600		05/01/2036	9,531,525
895,000	Reunion East, FL Community Devel. District[1,8]	6.600		05/01/2036	909,427
810,000	Reunion East, FL Community Devel. District[3]	5.800		05/01/2036	8
860,000	Reunion East, FL Community Devel. District[3]	7.375		05/01/2033	9
975,000	Reunion East, FL Community Devel. District[1,8]	6.600		05/01/2033	1,003,841
30,000	Ridgewood Trails, FL Community Devel. District[1]	5.650		05/01/2038	30,013
2,500,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450		05/01/2038	996,800
336,525	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	233,040
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750		07/01/2030	3,828,532
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500		07/01/2040	4,940,928
2,530,000	South Bay, FL Community Devel. District[3]	0.000	[2]	05/01/2036	1,962,926
935,000	South Bay, FL Community Devel. District[3]	0.000	[2]	05/01/2025	730,170
1,645,000	South Bay, FL Community Devel. District[4]	5.950		05/01/2036	410,987
2,155,000	South Bay, FL Community Devel. District[1,8]	5.950		05/01/2036	2,146,251
2,035,000	South Bay, FL Community Devel. District[1]	5.125		05/01/2020	1,880,727

8 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000%		08/01/2045	$1,690,260
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250		10/01/2041	366,500
6,020,000	Tern Bay, FL Community Devel. District[4]	5.000		05/01/2015	1,467,014
500,000	Tern Bay, FL Community Devel. District[4]	5.375		05/01/2037	121,925
4,040,000	Town Center, FL at Palm Coast Community Devel. District[1,8]	6.000		05/01/2036	3,979,885
210,000	Turnbull Creek, FL Community Devel. District Special Assessment[1,8]	5.250		05/01/2037	208,679
4,975,000	Verandah East, FL Community Devel. District[1,8]	5.400		05/01/2037	4,977,040
3,795,000	Verandah, FL Community Devel District[1,8]	5.250		05/01/2036	3,575,459
8,175,000	Verona Walk, FL Community Devel. District[1,8]	5.375		05/01/2037	8,178,352
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.350		05/01/2017	1,410,673
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4]	5.550		05/01/2039	230,983
4,470,000	Vista, FL Community Devel. District Special Assessment[1]	5.375		05/01/2037	4,368,263
2,470,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.500		05/01/2037	1,482,025
1,500,000	Waterford Estates, FL Community Devel. District Special Assessment[4]	5.125		05/01/2013	900,015
286,156	Watergrass, FL Community Devel. District Special Assessment[1,8]	6.960		11/01/2017	286,860
5,095,000	Watergrass, FL Community Devel. District Special Assessment[1,8]	5.500		05/01/2036	5,105,037
950,000	Waterlefe, FL Community Devel. District Golf Course[4]	8.125		10/01/2025	65,892
16,000	Waters Edge, FL Community Devel. District[1]	5.350		05/01/2039	16,007
610,000	Waters Edge, FL Community Devel. District[1,8]	0.000	[2]	05/01/2039	511,717
1,785,000	Waterstone, FL Community Devel. District[4]	5.500		05/01/2018	707,985
285,000	West Villages, FL Improvement District[4]	5.350		05/01/2015	170,966
2,905,000	West Villages, FL Improvement District[8]	5.500		05/01/2038	2,911,159
7,350,000	West Villages, FL Improvement District[4]	5.800		05/01/2036	4,409,118
4,925,000	Westridge, FL Community Devel. District[4]	5.800		05/01/2037	1,723,947
5,750,000	Westside, FL Community Devel. District[3]	5.650		05/01/2037	2,876,783
1,445,000	Wyld Palms, FL Community Devel. District[4]	5.500		05/01/2038	361,062
2,250,000	Wyld Palms, FL Community Devel. District[4]	5.400		05/01/2015	562,208
990,000	Zephyr Ridge, FL Community Devel. District[4]	5.625		05/01/2037	390,218
450,000	Zephyr Ridge, FL Community Devel. District[4]	5.250		05/01/2013	177,125
					226,764,079

Georgia—0.1%
200,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	228,758
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)[1]	5.000		11/01/2048	584,278
980,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125		03/15/2031	1,035,360
5,000	GA Municipal Electric Authority[1]	6.600		01/01/2018	5,207

9 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Georgia (Continued)
$520,000	Randolph County, GA GO1	5.000%		04/01/2030	$569,530
					2,423,133

Idaho—0.1%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[1]	6.250		12/01/2033	68,464
1,000,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	6.250		07/01/2045	1,074,470
					1,142,934

Illinois—10.5%
200,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625		01/01/2018	200,054
915,000	Chicago, IL Board of Education	5.070	[5]	12/01/2024	629,300
5,000,000	Chicago, IL Board of Education[1]	5.000		12/01/2035	5,047,850
500,000	Chicago, IL Board of Education[1]	5.000		12/01/2024	518,075
1,405,000	Chicago, IL Board of Education	5.070	[5]	12/01/2024	966,303
14,000,000	Chicago, IL GO1	5.000		01/01/2029	14,186,200
10,000	Chicago, IL GO	5.000		01/01/2028	10,038
25,000	Chicago, IL GO1	5.000		01/01/2042	24,998
200,000	Chicago, IL GO1	5.000		01/01/2023	201,776
5,000,000	Chicago, IL GO1	5.000		12/01/2023	5,089,050
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2034	2,956,675
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2033	2,965,200
2,400,000	Cook County, IL Community School District GO1	7.125		06/01/2024	2,856,384
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500		03/01/2017	189,658
475,000	Country Club Hills, IL GO1	5.000		12/01/2030	481,754
500,000	Country Club Hills, IL GO1	5.000		12/01/2031	507,180
40,000	Country Club Hills, IL GO1	5.000		12/01/2032	40,544
455,000	Country Club Hills, IL GO1	5.000		12/01/2029	461,893
395,000	Country Club Hills, IL GO1	5.000		12/01/2026	402,035
410,000	Country Club Hills, IL GO1	5.000		12/01/2027	416,351
435,000	Country Club Hills, IL GO1	5.000		12/01/2028	441,729
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625		03/01/2036	321,126
2,000,000	Gilberts, IL Special Service Area No. 15[1]	5.000		03/01/2035	2,237,460
757,313	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375		03/01/2034	669,647
1,000,000	Harvey, IL GO	5.625		12/01/2032	452,020
2,225,000	Harvey, IL GO	5.500		12/01/2027	1,005,477
4,730,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875		08/01/2028	4,771,340
1,920,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125		09/01/2025	1,921,267
17,050,000	IL Finance Authority (Centegra Health System) SPEARS[1]	0.710	[7]	09/01/2038	17,050,000
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125		02/01/2034	2,348,941
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500		02/01/2023	164,137
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000		04/01/2026	1,010,465
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000		04/01/2031	9,661,739
1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000		04/01/2036	999,980
450,000	IL Finance Authority (Lake Forest College)[1]	6.000		10/01/2048	496,782
500,000	IL Finance Authority (Lake Forest College)[1]	5.750		10/01/2032	548,240

10 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[6]	6.000%	08/15/2039	$23,176,000
50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	59,477
4,855,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	5,466,487
145,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	167,797
10,190,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	12,169,306
7,770,000	IL Finance Authority (Resurrection Health Care)[1]	5.250	05/15/2029	8,312,968
6,210,000	IL Finance Authority (Resurrection Health Care)[6]	5.250	05/15/2029	6,643,954
5,855,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2044	6,494,366
3,250,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2032	3,304,372
22,915,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	25,459,023
2,680,000	IL Finance Authority (Roosevelt University)[1]	6.250	04/01/2029	2,957,755
6,270,000	IL Finance Authority (Roosevelt University)[1]	5.500	04/01/2037	6,366,621
10,000,000	IL Finance Authority (Trinity Health Corp.)[1]	5.000	12/01/2030	11,459,600
700,000	IL GO1	5.000	08/01/2025	769,601
380,000	IL GO	5.000	01/01/2019	382,117
1,500,000	IL GO	5.000	09/01/2028	1,505,505
2,045,000	IL GO1	5.000	01/01/2020	2,054,059
1,500,000	IL GO1	5.000	03/01/2037	1,570,980
1,050,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	12/15/2023	1,214,126
330,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	06/15/2050	353,051
200,000	IL Regional Transportation Authority[1]	5.000	07/01/2025	201,518
2,000,000	IL Sports Facilities Authority[1]	5.250	06/15/2032	2,277,500
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2027	1,224,834
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2028	1,301,474
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2031	1,627,004
4,481,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	4,483,554
2,609,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,624,210
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125	03/01/2040	261,871
480,000	Markham, IL GO1	5.750	02/01/2028	474,307
1,091,000	Plano, IL Special Service Area No. 5[4]	6.000	03/01/2036	654,044
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	473,660
3,990,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	3,405,545
1,465,000	Southwestern IL Devel. Authority (Village of Sauget)[1,8]	5.625	11/01/2026	1,372,837
1,853,000	Yorkville, IL United City Special Services Area Special Tax[1]	5.000	03/01/2033	1,890,449

11 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Illinois (Continued)
$1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4]	6.250%		03/01/2035	$888,880
					225,300,520

Indiana—1.7%
1,700,000	Carmel, IN Redevel. District COP[1]	6.500		07/15/2035	1,889,499
465,000	Hammond, IN Local Public Improvement District[1]	5.000		02/01/2024	487,371
4,750,000	IN Finance Authority (Marian University)[1]	6.500		09/15/2030	5,321,662
2,885,000	IN Finance Authority (Marian University)[1]	5.250		09/15/2025	3,077,054
4,250,000	IN Finance Authority (Marian University)[1]	6.375		09/15/2041	4,706,747
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000		07/01/2039	328,491
7,500,000	IN Municipal Power Agency[1]	5.000		01/01/2037	8,922,225
3,985,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000		07/01/2040	4,211,348
1,000,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750		07/01/2030	1,069,940
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000		02/01/2039	2,200,932
2,071,755	North Manchester, IN Economic Devel. (Peabody Retirement Community)[3]	1.000		12/01/2045	40,524
2,466,162	North Manchester, IN Economic Devel. (Peabody Retirement Community)[1]	6.050	[7]	12/01/2045	2,250,496
1,960,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500		07/01/2022	2,216,976
					36,723,265

Iowa—0.1%
750,000	IA Finance Authority (Amity Fellowserve)[1]	6.500		10/01/2036	756,315
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900		12/01/2028	110,024
1,685,000	IA Finance Authority (Mercy Medical Center)[1]	5.000		08/15/2028	1,923,478
365,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375		06/01/2025	345,914
					3,135,731

Kansas—0.1%
535,000	Hays, KS Sales Tax[1]	6.000		01/01/2025	535,862
100,000	Overland Park, KS Transportation Devel. District (Grass Creek)[1]	4.850		09/01/2016	100,581
2,360,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900		04/01/2024	2,331,609
					2,968,052

Kentucky—0.9%
5,000,000	KY Municipal Power Agency[1]	5.000		09/01/2034	5,849,150
11,525,000	KY Municipal Power Agency[1]	5.000		09/01/2033	13,538,072
80,000	Owens County, KY Waterworks System (AWCC/KAWC Obligated Group)[1]	6.250		06/01/2039	90,102

12 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Kentucky (Continued)
$15,000	Springfield, KY Educational Devel. (St. Catherine College)[1]	5.750%		10/01/2035	$15,021
					19,492,345

Louisiana—2.7%
2,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250		01/01/2028	2,339,880
635,000	LA Citizens Property Insurance Corp.[1]	5.000		06/01/2024	756,996
950,000	LA Citizens Property Insurance Corp.[1]	5.000		06/01/2024	1,129,997
8,280,000	LA HFA (La Chateau)[1]	6.875		09/01/2029	8,802,882
5,000,000	LA HFA (La Chateau)[1]	7.250		09/01/2039	5,349,450
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250		09/01/2035	30,975
1,295,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250		09/01/2018	1,269,126
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.500		09/01/2022	2,838,262
1,240,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550		09/01/2025	1,399,985
2,500,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000		06/01/2042	2,825,025
19,275,000	LA Public Facilities Authority (OLOLRMC/OLOLMC Obligated Group)[1]	6.750		07/01/2039	22,776,689
50,000	LA Stadium & Exposition District[1]	5.000		07/01/2028	58,481
2,000,000	LA Stadium & Exposition District[1]	5.000		07/01/2032	2,303,680
7,000,000	St. John the Baptist Parish, LA Revenue (Marathon Oil Corp.)[1]	5.125		06/01/2037	7,183,050
					59,064,478

Maine—0.4%
5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500		07/01/2032	5,995,950
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750		07/01/2036	2,281,600
					8,277,550

Maryland—0.4%
1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000		07/01/2034	1,074,610
4,530,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000		06/01/2035	5,435,819
65,000	MD H&HEFA (Johns Hopkins Hospital)1	5.375		07/01/2020	65,195
1,865,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	1,870,576
2,287,212	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[3]	3.787	[5]	01/01/2037	247,042
					8,693,242

Massachusetts—0.6%
260,000	MA Devel. Finance Agency (Evergreen Center)[1]	5.500		01/01/2035	260,302
25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	29,352
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	869,760
92,782	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	85,168
461,488	MA Devel. Finance Agency (Linden Ponds)	0.605	[5]	11/15/2056	2,668

13 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Massachusetts (Continued)
$14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250%		11/15/2039	$14,209
1,733,606	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2046	1,746,643
6,770,000	MA Devel. Finance Agency (Merrimack College)[1]	5.250		07/01/2042	7,259,606
40,000	MA Devel. Finance Agency (Northern Berkshire Community)	6.250		08/15/2029	30,131
2,000,000	MA Devel. Finance Agency (UMHC/UMMC/HHH&H/ HHosp Obligated Group)[1]	5.000		07/01/2036	2,324,540
25,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	25,089
					12,647,468

Michigan—4.4%
680,000	Detroit, MI City School District[1]	5.000		05/01/2031	767,781
1,100,000	Detroit, MI City School District[1]	5.000		05/01/2028	1,253,351
775,000	Detroit, MI GO1	5.000		04/01/2028	801,737
5,000	Detroit, MI Local Devel. Finance Authority[1]	5.500		05/01/2021	5,001
13,435,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	15,663,195
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,550,713
2,155,000	Detroit, MI Water and Sewerage Dept.[1]	5.000		07/01/2032	2,414,160
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2036	1,093,110
1,555,000	Detroit, MI Water Supply System[1]	5.000		07/01/2033	1,565,683
495,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	501,801
2,100,000	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2028	2,177,679
5,000,000	MI Finance Authority (Detroit School District)[1]	5.500		06/01/2021	5,396,950
930,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	1,099,744
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2033	1,150,210
1,100,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2035	1,266,650
2,200,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	2,544,718
895,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	1,066,742
2,450,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2032	2,829,579
7,035,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2023	8,480,270
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2025	1,202,580
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	1,145,520
600,000	MI Finance Authority (Old Redford Public School Academy)[1]	5.900		12/01/2030	612,894
14,600,000	MI Hospital Finance Authority (Trinity Health)[6]	6.125		12/01/2023	16,592,608
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,155,358
398,125	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	409,818
8,712,120	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	8,182,249
1,323,000,000	MI Tobacco Settlement Finance Authority	9.838	[5]	06/01/2058	6,734,070
250,000	Monroe County, MI Hospital Finance Authority (Mercy Memorial Hospital Corp.)[1]	5.500		06/01/2035	251,085
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	300,712
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	961,235
500,000	Renaissance, MI Public School Academy[1]	6.000		05/01/2037	535,555

14 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$2,875,000	University of Michigan[1]	5.000%	04/01/2031	$3,612,351
20,000	Wayne County, MI Building Authority[1]	5.250	06/01/2016	20,083
				94,345,192

Minnesota—0.1%
885,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)[1]	5.375	02/15/2032	885,451
965,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000	02/15/2027	970,549
70,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)1 5.375 08/01/202[1]			70,865
				1,926,865

Mississippi—0.1%
215,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)1 5.750 07/01/203[1]			215,776
750,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750	12/01/2024	844,815
				1,060,591

Missouri—2.1%
895,000	Branson, MO IDA (Branson Hills Redevel.)[1,8]	5.750	05/01/2026	907,816
320,000	Branson, MO IDA (Branson Hills Redevel.)[1,8]	7.050	05/01/2027	320,470
1,175,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	1,175,881
6,305,000	Branson, MO IDA (Branson Shoppe Redevel.)[1,8]	5.950	11/01/2029	6,362,186
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[1]	5.875	12/01/2031	547,762
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	278,372
400,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	323,236
1,330,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.125	12/15/2050	1,357,278
580,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.000	12/15/2040	593,317
155,000	Hawk Ridge, MO Transportation Devel. District[1]	4.650	02/01/2017	155,477
3,840,000	Hawk Ridge, MO Transportation Devel. District1	5.000	02/01/2030	3,494,861
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)[1]	7.200	05/01/2033	12,465,772
270,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	270,602
600,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)[1]	6.500	06/01/2025	600,714
900,000	Kansas City, MO Tax Increment (Southtown)[1]	6.000	03/01/2017	923,886
250,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.750	03/01/2029	153,108
140,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.500	03/01/2021	87,604
770,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	789,119
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750	11/01/2026	2,102,940
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500	10/01/2031	331,332
199,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	189,721
1,500,000	Osage Beach, MO Tax Increment (Prewitts Point)[1]	5.000	05/01/2023	1,499,955
2,500,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.625	11/01/2025	2,526,625
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[3]	6.000	08/04/2025	270,043
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)	6.000	08/21/2026	564,265

15 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500%	03/09/2027	$1,033,225
662,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	449,366
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000	08/21/2026	259,333
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4]	5.500	01/20/2028	331,587
783,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500	01/20/2028	656,882
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[3]	6.690	04/21/2029	681,588
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	246,482
3,255,000	St. Louis, MO Tax Increment, Series A	6.600	01/21/2028	2,458,860
320,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.750	04/01/2027	97,546
620,000	Stone Canyon, MO Improvement District (Infrastructure)[4]	5.700	04/01/2022	189,013
65,000	Suemandy, MO Mid-Rivers Community Improvement District[1]	7.500	10/01/2029	68,105
				44,764,329

Montana—0.1%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[3]	6.250 [2]	09/01/2031	2,341,649
Nebraska—0.8%
9,510,000	NE Central Plains Gas Energy[1]	5.250	09/01/2037	10,695,516
2,915,000	NE Educational Facilities Authority (Midland Lutheran College)[1]	5.600	09/15/2029	2,834,663
1,540,000	NE Public Power Generation Agency (Whelan Energy Center)[1]	5.000	01/01/2032	1,575,882
1,800,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[1]	8.750	10/01/2020	1,805,940
				16,912,001

Nevada—0.7%
260,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	259,899
325,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	325,237
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)[3]	6.850 [5]	01/01/2019	2,551,939
210,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300	08/01/2018	208,184
100,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.250	08/01/2017	99,680
70,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.200	08/01/2016	69,959
435,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000	08/01/2027	441,938
625,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.150	08/01/2037	633,756
390,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	5.850	08/01/2018	398,802

16 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Nevada (Continued)
$815,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[1]	6.000%	08/01/2023	$832,384
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700	06/01/2028	7,794,413
1,855,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.400	06/01/2020	1,978,154
				15,594,345

New Hampshire—2.8%
3,220,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.700 [5]	01/01/2030	1,556,129
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.650 [5]	01/01/2029	157,380
495,000	Manchester, NH Hsg. & Redevel. Authority, Series B	6.000 [5]	01/01/2023	370,245
405,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	432,925
250,000	NH H&EFA (Dartmouth-Hitchcock Clinic/Mary Hitchcock Memorial Hospital Obligated Group)[1]	5.000	08/01/2035	250,745
4,010,000	NH H&EFA (Franklin Pierce College)	6.050	10/01/2034	3,948,567
20,860,000	NH H&EFA (LRG Healthcare)[6]	7.000	04/01/2038	25,005,508
475,000	NH H&EFA (LRG Healthcare)[1]	5.500	10/01/2034	545,604
21,550,000	NH H&EFA (LRGHealthcare)[6]	5.500	10/01/2034	24,753,924
1,500,000	NH H&EFA (Southern New Hampshire University)[1]	5.000	01/01/2027	1,723,635
1,270,000	NH HE&HFA (Franklin Pierce College)	5.300	10/01/2028	1,193,914
				59,938,576

New Jersey—2.4%
4,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	4,154,200
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2032	2,217,500
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2030	2,238,280
1,000,000	Newark, NJ GO1	5.000	07/15/2029	1,097,250
2,100,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000	07/01/2029	2,483,481
7,015,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2032	7,623,621
2,200,000	NJ Transportation Trust Fund Authority[1]	5.000	12/15/2032	2,345,530
5,975,000	NJ Transportation Trust Fund Authority[1]	5.500	12/15/2021	6,882,125
4,555,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	5,220,804
7,000,000	NJ Turnpike Authority[1]	5.000	01/01/2034	8,320,550
5,000,000	NJ Turnpike Authority[1]	5.000	01/01/2033	5,969,000
1,850,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2033	2,093,312
				50,645,653

New Mexico—0.1%
230,000	Boulders, NM Pubic Improvement District[1]	5.750	10/01/2044	237,618
270,000	Montecito Estates, NM Public Improvement District[1]	7.000	10/01/2037	275,959
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,898,069
				2,411,646

New York—5.0%
380,000	NY Counties Tobacco Trust II (TASC)[1]	5.750	06/01/2043	381,968
10,500,000	NY MTA, Series C-1[1]	5.000	11/15/2035	12,647,250
3,000,000	NY MTA, Series E1	5.000	11/15/2030	3,593,250
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	11,920,700
11,825,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2032	14,431,466
8,720,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2031	10,754,202
2,650,000	NYS DA (New York State Dormitory Authority)[1]	5.000	07/01/2028	3,293,076

17 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$10,000,000	NYS DA (Sales Tax)[1]	5.000%	03/15/2033	$12,303,600
8,445,000	NYS DA (St. Mary’s Hospital for Children)[1,8]	7.875	11/15/2041	9,154,971
15,000,000	NYS Liberty Devel. Corp. (4 World Trade Center) SPEARS	0.520 [7]	11/15/2051	15,000,000
7,385,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375	06/01/2028	7,439,206
5,255,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2030	5,928,744
				106,848,433

North Carolina—0.0%
20,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	20,054

North Dakota—0.3%
6,650,000	Hazen, ND Healthcare (Hazen Memorial Hospital Asscociation)[1]	2.500	07/01/2017	6,654,522

Ohio—8.2%
2,250,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	6.000	06/01/2045	2,436,930
3,440,000	Bowling Green, OH Student Hsg. (CFP I-Bowling Green State University)[1]	5.750	06/01/2031	3,754,760
6,500,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250 [2]	06/01/2037	6,507,345
17,380,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.000	06/01/2042	17,231,749
743,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501 [5]	06/01/2052	7,504,300
970,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.251 [5]	06/01/2047	72,282,151
11,460,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	11,081,018
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375	06/01/2024	2,483,128
8,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750	06/01/2034	8,457,057
20,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	19,894,163
2,165,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	6.000	11/01/2038	2,239,195
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000	11/15/2035	4,035,232
10,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2027	10,040
780,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	772,130
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500	09/01/2027	999,900
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	2,529,775
95,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	97,116
745,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2022	750,260
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	5,566,531

18 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$1,870,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300%	02/15/2024	$1,813,750
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2037	4,469,142
510,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	567,757
645,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)	5.400	11/01/2036	451,274
				175,934,703

Oklahoma—0.6%
12,720,000	Grady County, OK Criminal Justice Authority[1]	7.000	11/01/2041	12,853,178

Oregon—0.2%
2,250,000	Forest Grove, OR Revenue (Pacific University)[1]	5.000	05/01/2036	2,598,975
500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	541,330
330,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	353,503
				3,493,808

Pennsylvania—3.7%
5,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2033	5,913,600
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,571,596
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,617,916
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2047	1,078,680
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	524,120
265,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	279,231
3,005,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	2,340,625
25,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	22,873
10,010,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	11,497,586
10,000,000	PA GO1	5.000	10/15/2031	11,826,300
10,000,000	PA GO1	5.000	06/01/2027	11,616,700
2,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	2,247,760
2,605,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2025	2,882,380
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	3,215,940
5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2031	5,330,400
1,500,000	PA Turnpike Commission[1]	0.000 [2]	12/01/2038	1,813,380
4,000,000	PA Turnpike Commission[1]	5.000	12/01/2040	4,665,880
5,000,000	PA Turnpike Commission[1]	5.000	06/01/2030	5,920,100
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125	03/15/2043	749,753
735,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	737,595
55,000	Philadelphia, PA School District[1]	6.000	09/01/2038	61,670
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,606
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,606

19 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,700,000	Philadelphia, PA School District[1]	6.000%	09/01/2038	$1,804,788
				78,730,085

Rhode Island—0.9%
4,915,000	Central Falls, RI Detention Facility[4]	7.250	07/15/2035	1,220,640
45,000	Providence, RI HDC (Barbara Jordan Apartments)[1]	6.750	07/01/2025	45,158
725,000	RI Health & Educational Building Corp. (EPBH/RIH/ TMH Obligated Group)[1]	7.000	05/15/2039	833,279
13,600,000	RI Health & Educational Building Corp. (EPBH/RIH/ TMH Obligated Group)[1]	7.000	05/15/2039	15,733,976
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	20,186
18,045,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125 [5]	06/01/2052	823,393
				18,676,632

South Carolina—1.0%
1,560,000	Lancaster County, SC (Sun City Carolina Lakes)[1]	5.450	12/01/2037	1,561,903
4,843,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200	11/01/2036	4,845,373
600,000	SC Connector 2000 Assoc. Toll Road, Series B	2.746 [5]	01/01/2020	435,714
6,565,000	SC Connector 2000 Assoc. Toll Road, Series B	3.156 [5]	01/01/2021	4,496,631
11,240,000	SC Connector 2000 Assoc. Toll Road, Series B	3.746 [5]	01/01/2026	5,141,626
2,000,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.500	04/01/2042	2,426,780
2,500,000	SC Jobs-EDA (Coastal Hsg. Foundation)[1]	6.250	04/01/2035	3,009,450
				21,917,477

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2027	1,726,515

Tennessee—0.4%
125,000	Johnson City, TN H&EFB (Johnson City Medical Center)[1]	5.250	07/01/2028	125,525
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[1]	5.000	11/01/2027	564,830
5,665,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2027	6,821,170
				7,511,525

Texas—4.3%
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	59,663
1,100,000	Dallas County, TX Flood Control District[1]	5.000	04/01/2032	1,151,623
7,250,000	Donna, TX GO1	6.250	02/15/2037	7,295,240
4,714,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	4,762,413
16,000,000	Houston, TX Airport System, Series A6	5.500	07/01/2039	17,521,280
140,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	166,932
160,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	202,558
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	270,557
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	271,795

20 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$30,000	Huntsville, TX GO COP	5.000%	08/15/2032	$30,105
7,465,000	Irving, TX Hotel Occupancy[1]	5.500	08/15/2038	8,041,074
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	637,201
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	899,410
700,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[1]	6.000	08/15/2042	715,834
1,695,000	Northeast, TX Higher Education Facilities Corp. (Eagle Advantage Schools)[1]	5.000	08/15/2040	1,734,104
3,695,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[4]	6.150	08/01/2022	83,138
5,000,000	Spring, TX Independent School District[1]	5.000	08/15/2031	6,166,100
4,315,000	Spring, TX Independent School District[1]	5.000	08/15/2029	5,373,728
4,570,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250	11/15/2029	5,197,914
10,775,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250	11/15/2029	12,255,476
6,255,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[1]	7.750	10/01/2037	6,817,450
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	437,577
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	102,026
4,500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	5,695,515
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000	02/15/2030	2,018,835
660,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	676,487
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Frontiers School)[1]	5.800	08/15/2040	1,177,496
1,900,000	University of Texas (Permanent University Fund)[1]	5.000	07/01/2029	2,371,865
				92,133,396

Utah—0.0%
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	276,908
Vermont—0.0%
445,000	Burlington, VT GO1	5.000	11/01/2032	506,828
350,000	Burlington, VT GO1	5.000	11/01/2027	405,951
				912,779

Virginia—0.9%
825,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.500	07/15/2035	756,178
1,895,000	Buena Vista, VA Public Recreational Facilities Authority (Golf Course)	5.250	07/15/2025	1,738,227
406,000	Celebrate, VA North CDA Special Assessment[3]	6.750	03/01/2034	262,187
3,500,000	Celebrate, VA South CDA Special Assessment[4]	6.250	03/01/2037	1,924,440

21 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Virginia (Continued)
$750,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.800%	03/01/2036	$187,530
3,000,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.450	03/01/2036	750,150
371,000	Farms New Kent, VA Community Devel. Authority Special Assessment[3]	5.125	03/01/2036	92,769
900,000	New Port, VA CDA[4]	5.600	09/01/2036	449,829
3,240,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450	09/01/2037	3,395,909
2,565,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500	08/01/2038	2,654,390
675,000	Suffolk, VA IDA (Lake Prince Center)[1]	5.300	09/01/2031	677,011
950,000	VA College Building Authority (Regent University)[1]	5.000	06/01/2026	950,484
2,000,000	VA College Building Authority (Regent University)[1]	5.000	06/01/2029	2,000,560
585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000	06/01/2036	585,012
35,170,000	VA Tobacco Settlement Authority	4.785 [5]	06/01/2047	724,854
162,770,000	VA Tobacco Settlement Authority	4.869 [5]	06/01/2047	2,851,730
				20,001,260

Washington—3.1%
4,145,000	Bremerton, WA Hsg. Authority[1]	5.500	06/01/2037	4,147,321
930,000	Bremerton, WA Hsg. Authority[1,8]	5.300	06/01/2026	930,725
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	75,029
2,625,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	2,633,467
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000	03/01/2025	4,384,755
80,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000	03/01/2025	91,799
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375	10/01/2036	37,903,054
15,000,000	WA Health Care Facilities Authority (PH&S / PEMC / PH&SO / PHSSC / LCMAS / SJHC / PSMMC / SPH&HSC / PHlthC / PH&SW Obligated Group)[1]	5.250	10/01/2033	16,457,100
				66,623,250

West Virginia—0.2%
1,885,000	Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	2,086,507
1,960,000	Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	2,157,117
				4,243,624

Wisconsin—1.5%
1,475,000	WI Center District, Series A1	5.000	12/15/2029	1,683,580
5,000,000	WI GO1	6.000	05/01/2036	5,752,950
1,230,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	1,378,842
750,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2039	835,868
1,300,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	1,301,690
17,260,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250	06/01/2034	19,498,622

22 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000%	10/01/2042	$468,660
185,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181 [5]	10/01/2042	79,454
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060 [5]	10/01/2042	3,860
650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125	07/01/2042	705,360
500,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750	07/15/2032	549,975
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	385,941
				32,644,802

U.S. Possessions—9.7%
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	4,731,415
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,242,121
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	3,519,450
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	1,254,773
2,860,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	2,860,000
11,375,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	11,375,000
3,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2040	1,785,750
2,000,000	Puerto Rico Commonwealth GO	6.000	07/01/2039	1,190,440
9,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2036	5,357,790
4,000,000	Puerto Rico Commonwealth GO	5.625	07/01/2033	2,385,880
1,250,000	Puerto Rico Commonwealth GO	5.375	07/01/2030	742,462
5,000,000	Puerto Rico Commonwealth GO	6.500	07/01/2037	3,000,800
1,500,000	Puerto Rico Commonwealth GO	5.500	07/01/2026	894,630
5,000,000	Puerto Rico Commonwealth GO	5.750	07/01/2028	2,988,200
500,000	Puerto Rico Commonwealth GO	5.500	07/01/2021	527,410
3,000,000	Puerto Rico Commonwealth GO	5.250	07/01/2023	1,790,790
4,210,000	Puerto Rico Commonwealth GO	5.500	07/01/2039	2,495,856
2,610,000	Puerto Rico Commonwealth GO	5.000	07/01/2023	1,551,567
3,000,000	Puerto Rico Commonwealth GO	5.125	07/01/2028	1,774,440
4,020,000	Puerto Rico Commonwealth GO	5.250	07/01/2030	2,382,654
4,515,000	Puerto Rico Commonwealth GO	5.000	07/01/2020	2,728,595
5,000,000	Puerto Rico Electric Power Authority, Series A9	6.750	07/01/2036	3,022,600
20,460,000	Puerto Rico Electric Power Authority, Series A9	5.000	07/01/2029	12,376,868
2,830,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250	07/01/2028	1,712,546
3,000,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.250	07/01/2027	1,816,800
1,850,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.000	07/01/2022	1,130,258
2,500,000	Puerto Rico Electric Power Authority, Series CCC[9]	5.000	07/01/2028	1,512,625
260,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	263,487
4,000,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	4,053,640
4,500,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2032	2,716,965
3,000,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2026	1,819,410
5,000,000	Puerto Rico Electric Power Authority, Series TT9	5.000	07/01/2037	3,014,550
1,500,000	Puerto Rico Electric Power Authority, Series VV9	5.500	07/01/2020	919,665
1,690,000	Puerto Rico Electric Power Authority, Series VV	5.250	07/01/2025	1,750,215

23 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$5,000,000	Puerto Rico Electric Power Authority, Series WW9	5.500%	07/01/2021	$3,062,850
1,985,000	Puerto Rico Electric Power Authority, Series WW9	5.250	07/01/2025	1,205,093
2,750,000	Puerto Rico Electric Power Authority, Series WW9	5.375	07/01/2023	1,675,382
5,000,000	Puerto Rico Electric Power Authority, Series WW9	5.500	07/01/2020	3,065,550
3,050,000	Puerto Rico Electric Power Authority, Series WW9	5.500	07/01/2038	1,837,290
2,000,000	Puerto Rico Electric Power Authority, Series WW9	5.000	07/01/2028	1,210,100
1,670,000	Puerto Rico Electric Power Authority, Series XX9	5.250	07/01/2040	1,005,925
410,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2022	250,403
7,300,000	Puerto Rico Electric Power Authority, Series ZZ9	5.250	07/01/2024	4,439,203
40,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2022	18,906
3,000,000	Puerto Rico Highway & Transportation Authority, Series L	5.250	07/01/2038	2,936,310
3,500,000	Puerto Rico Highway & Transportation Authority, Series M	5.000	07/01/2046	630,000
65,000	Puerto Rico Infrastructure[4]	5.000	07/01/2041	9,750
8,000,000	Puerto Rico Infrastructure[4]	7.075 [5]	07/01/2030	1,385,040
850,000	Puerto Rico Infrastructure[3]	5.500	07/01/2024	365,500
750,000	Puerto Rico Infrastructure Financing Authority[3]	5.500	07/01/2028	322,500
8,695,000	Puerto Rico Infrastructure Financing Authority[4]	6.070 [5]	07/01/2031	1,423,545
3,200,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625	07/01/2022	2,535,296
1,230,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000	08/01/2032	1,055,217
190,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2022	149,245
2,000,000	Puerto Rico Public Buildings Authority	6.000	07/01/2041	1,063,720
8,575,000	Puerto Rico Public Buildings Authority	6.250	07/01/2026	4,954,806
9,000,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2028	9,273,510
240,000	Puerto Rico Public Buildings Authority	5.250	07/01/2042	125,707
3,300,000	Puerto Rico Public Buildings Authority	5.000	07/01/2032	1,732,500
1,000,000	Puerto Rico Public Buildings Authority	6.250	07/01/2031	567,310
4,940,000	Puerto Rico Public Buildings Authority	5.375	07/01/2033	2,601,898
5,615,000	Puerto Rico Public Finance Corp., Series B4	5.500	08/01/2031	673,800
6,380,000	Puerto Rico Sales Tax Financing Corp.	8.550 [5]	08/01/2023	1,839,737
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	6,920,742
270,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2043	103,467
18,875,000	Puerto Rico Sales Tax Financing Corp., Series A	9.410 [5]	08/01/2036	1,410,718
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	1,705,667
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A	7.280 [5]	08/01/2034	4,477,000
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	8,044,964
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A	6.110 [5]	08/01/2044	4,942,132
15,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	6,155,400
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	2,898,490
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/2040	17,434,472
32,560,000	Puerto Rico Sales Tax Financing Corp., Series C	8.020 [5]	08/01/2038	2,150,588
2,205,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	888,240
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000 [2]	08/01/2032	1,378,337
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250	08/01/2041	2,901,403

24 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,500,000	V.I. Public Finance Authority, Series C1	5.000%	10/01/2039	$2,677,200
				208,194,565
Total Municipal Bonds and Notes (Cost $2,508,778,376)				2,254,704,589

Corporate Bonds and Notes—0.0%
68,697	Las Vegas Monorail Co., Sr. Sec. Nts.[10]	5.500	07/15/2019	2,662
18,270	Las Vegas Monorail Co., Sub. Nts.[1][0]	5.500 [7]	07/15/2055	685
Total Corporate Bonds and Notes (Cost $139)				3,347

Total Investments, at Value (Cost $2,508,778,515)—104.9%				2,254,707,936
Net Other Assets (Liabilities)—(4.9)				(105,044,545)
Net Assets—100.0%				$2,149,663,391

Footnotes to Statement of Investments

*April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

9. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

10. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance Country Housing Corp.
AWCC	American Water Capital Corp.
BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
CDA	Communities Devel. Authority
COP	Certificates of Participation
DA	Dormitory Authority
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
EPBH	Emma Pendleton Bradley Hospital

25 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFA	Higher Education and Health Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HHH&H	Healthalliance Home Health & Hospital
HHosp	Healthalliance Hospital
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
KAWC	Kentucky American Water Company
LCMAS	Little Company of Mary Ancillary Services Corp.
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NYC	New York City
NYS	New York State
OLOLMC	Our Lady Of Lake Medical Center
OLOLRMC	Our Lady of Lourdes Regional Medical Center
PEMC	Providence Everett Medical Center
PH&S	Providence Health & Services
PH&SO	Providence Health & Services-Oregon
PH&SW	Providence Health & Services-Washington
PHlth	Presence Health
PHlthC	Providence Health Care
PHN	Presence Health Network
PHP	Presence PRV Health
PHSSC	Providence Health System-Southern CA
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSMMC	Providence St. Mary Medical Center
RIH	Rhode Island Hospital
SJHC	St. Joseph Hospital Corp.
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SPEARS	Short Puttable Exempt Adjustable Receipts
SPH&HSC	St. Patrick Hospital and Health Science Center
TASC	Tobacco Settlement Asset-Backed Bonds
TMH	The Miriam Hospital
UMHC	UMass Memorial Health Carer

26 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

UMMC	UMass Memorial Medical Center
V.I.	United States Virgin Islands

27 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

28 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair

29 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated

30 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Securities Valuation (Continued)

with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$88,061,140	$—	$88,061,140
Alaska	—	429,422	—	429,422
Arizona	—	52,217,131	—	52,217,131
Arkansas	—	—	1,112,295	1,112,295
California	—	280,385,873	—	280,385,873
Colorado	—	54,462,040	—	54,462,040
Connecticut	—	823,798	—	823,798
Delaware	—	5,216,744	—	5,216,744
District of Columbia	—	16,024,986	—	16,024,986
Florida	—	221,014,631	5,749,448	226,764,079
Georgia	—	2,423,133	—	2,423,133
Idaho	—	1,142,934	—	1,142,934
Illinois	—	225,300,520	—	225,300,520
Indiana	—	36,723,265	—	36,723,265
Iowa	—	3,135,731	—	3,135,731
Kansas	—	2,968,052	—	2,968,052
Kentucky	—	19,492,345	—	19,492,345
Louisiana	—	59,064,478	—	59,064,478
Maine	—	8,277,550	—	8,277,550
Maryland	—	8,693,242	—	8,693,242
Massachusetts	—	12,647,468	—	12,647,468
Michigan	—	94,345,192	—	94,345,192
Minnesota	—	1,926,865	—	1,926,865
Mississippi	—	1,060,591	—	1,060,591
Missouri	—	44,764,329	—	44,764,329
Montana	—	—	2,341,649	2,341,649
Nebraska	—	16,912,001	—	16,912,001
Nevada	—	15,594,345	—	15,594,345
New Hampshire	—	59,938,576	—	59,938,576
New Jersey	—	50,645,653	—	50,645,653
New Mexico	—	2,411,646	—	2,411,646
New York	—	106,848,433	—	106,848,433
North Carolina	—	20,054	—	20,054
North Dakota	—	6,654,522	—	6,654,522
Ohio	—	175,934,703	—	175,934,703
Oklahoma	—	12,853,178	—	12,853,178
Oregon	—	3,493,808	—	3,493,808
Pennsylvania	—	78,730,085	—	78,730,085
Rhode Island	—	18,676,632	—	18,676,632
South Carolina	—	17,072,104	4,845,373	21,917,477

31 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Municipal Bonds and Notes (Continued)
South Dakota	$—	$1,726,515	$—	$1,726,515
Tennessee	—	7,511,525	—	7,511,525
Texas	—	92,133,396	—	92,133,396
Utah	—	276,908	—	276,908
Vermont	—	912,779	—	912,779
Virginia	—	18,970,811	1,030,449	20,001,260
Washington	—	66,623,250	—	66,623,250
West Virginia	—	4,243,624	—	4,243,624
Wisconsin	—	32,640,942	3,860	32,644,802
U.S. Possessions	—	208,194,565	—	208,194,565
Corporate Bonds and Notes	—	3,347	—	3,347

Total Assets	$—	$2,239,624,862	$15,083,074	$2,254,707,936

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2[a]	Transfers out of Level 2[b]	Transfers into Level 3 [b]	Transfers out of Level 3 [a]

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Florida	$—	$(1,855,937)	$1,855,937	$—
Corporate Bonds and Notes	3,394	—	—	(3,394)

Total Assets	$3,394	$(1,855,937)	$1,855,937	$(3,394)

a. Transferred from Level 3 to Level 2 due to the availability of market data for this security.

b. Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate

32 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Investments and Risks (Continued)

security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a

33 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire

34 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Investments and Risks (Continued)

amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $80,920,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $184,073,612 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $113,650,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 3,480,000	FL COP (Dept. of Management Services) Tender Option Bond Series 2015-XF0020 Trust	13.800%	8/1/28	$4,544,880
4,000,000	Greater Orlando, FL Aviation Authority Tender Option Bond Series 2015-XF2019 Trust[3]	17.042	10/1/32	6,392,800
4,000,000	Houston, TX Airport System Tender Option Bond Series 2015-XF0240 Trust[3]	19.292	7/1/39	5,521,280

35 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 5,000,000	IL Finance Authority (Northwestern Memorial Hospital/Northwestern Memorial Healthcare Obligated Group) Tender Option Bond Series 2015-XF0022 Trust	21.100%	8/15/39	$8,176,000
1,555,000	IL Finance Authority Tender Option Bond Series 2015-XF2122 Trust[3]	17.770	5/15/29	1,988,954
3,650,000	MI Hospital Finance Authority Tender Option Bond Series 2015-XF2129 Trust[3]	21.858	12/1/23	5,642,608
10,780,000	NH H&EFA (LRG Healthcare) Tender Option Bond Series 2015-XF0037 Trust	10.150	10/1/34	13,983,924
5,215,000	NH H&EFA Tender Option Bond Series 2015- XF2144 Trust[3]	25.379	4/1/38	9,360,508
2,500,000	Orange County, FL School Board Tender Option Bond Series 2015-XF2013 Trust[3]	18.920	8/1/34	3,992,100
3,335,000	San Francisco, CA City & County COP Tender Option Bond Series 2015-XF2033 Trust[3]	13.040	10/1/33	4,872,168
3,840,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	21.157	11/15/29	5,948,390

				$70,423,612

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $113,650,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for

36 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Investments and Risks (Continued)

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$9,619,342

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$97,508,946
Market Value	$37,544,754
Market Value as % of Net Assets	1.75%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $47,794,083, representing 2.22% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

37 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,397,855,293[1]

Gross unrealized appreciation	$162,465,610
Gross unrealized depreciation	(417,175,167)

Net unrealized depreciation	$(254,709,557)

1. The Federal tax cost of securities does not include cost of $111,562,200, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 4.

38 OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2016